Investments - Amortized Cost and Fair Value of Available-for-Sale and Held-to-Maturity Securities by Contractual Maturity (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	¥ 13,043,830
Due after one year through five years, amortized cost	2,557,103
Due after five years through ten years, amortized cost	1,223,953
Due after ten years, amortized cost	887,173
Total	17,712,059
Due in one year or less, amortized cost	100,005
Due after one year through five years, amortized cost	179,850
Due after five years through ten years, amortized cost	239,542
Due after ten years, amortized cost	3,528,150
Amortized cost, held-to-maturity securities	4,047,547	¥ 2,050,107
Due in one year or less, fair value	13,040,169
Due after one year through five years, fair value	2,556,290
Due after five years through ten years, fair value	1,228,299
Due after ten years, fair value	888,577
Total	17,713,335
Due in one year or less, fair value	100,213
Due after one year through five years, fair value	178,440
Due after five years through ten years, fair value	233,367
Due after ten years, fair value	3,350,904
Total	3,862,924
Debt securities | Japanese government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	10,565,041
Due after one year through five years, amortized cost	11,922
Due after five years through ten years, amortized cost	391,249
Due after ten years, amortized cost	0
Total	10,968,212
Due in one year or less, amortized cost	100,005
Due after one year through five years, amortized cost	179,850
Due after five years through ten years, amortized cost	239,542
Due after ten years, amortized cost	0
Amortized cost, held-to-maturity securities	519,397
Due in one year or less, fair value	10,562,258
Due after one year through five years, fair value	11,912
Due after five years through ten years, fair value	400,223
Due after ten years, fair value	0
Total	10,974,393
Due in one year or less, fair value	100,213
Due after one year through five years, fair value	178,440
Due after five years through ten years, fair value	233,367
Due after ten years, fair value	0
Total	512,020
Debt securities | Japanese local government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	72,554
Due after one year through five years, amortized cost	220,432
Due after five years through ten years, amortized cost	288,731
Due after ten years, amortized cost	9,501
Total	591,218
Due in one year or less, fair value	72,521
Due after one year through five years, fair value	219,353
Due after five years through ten years, fair value	282,856
Due after ten years, fair value	9,009
Total	583,739
Debt securities | U.S. Treasury bonds and federal agency securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	147,186
Due after one year through five years, amortized cost	0
Due after five years through ten years, amortized cost	0
Due after ten years, amortized cost	0
Total	147,186
Due in one year or less, fair value	147,052
Due after one year through five years, fair value	0
Due after five years through ten years, fair value	0
Due after ten years, fair value	0
Total	147,052
Debt securities | Other foreign government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	1,513,211
Due after one year through five years, amortized cost	526,826
Due after five years through ten years, amortized cost	3,293
Due after ten years, amortized cost	1,281
Total	2,044,611
Due in one year or less, fair value	1,512,511
Due after one year through five years, fair value	527,510
Due after five years through ten years, fair value	3,294
Due after ten years, fair value	1,281
Total	2,044,595
Debt securities | Agency mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	0
Due after one year through five years, amortized cost	0
Due after five years through ten years, amortized cost	912
Due after ten years, amortized cost	494,145
Total	495,057
Due in one year or less, amortized cost	0
Due after one year through five years, amortized cost	0
Due after five years through ten years, amortized cost	0
Due after ten years, amortized cost	3,528,150
Amortized cost, held-to-maturity securities	3,528,150
Due in one year or less, fair value	0
Due after one year through five years, fair value	0
Due after five years through ten years, fair value	904
Due after ten years, fair value	476,068
Total	476,972
Due in one year or less, fair value	0
Due after one year through five years, fair value	0
Due after five years through ten years, fair value	0
Due after ten years, fair value	3,350,904
Total	3,350,904
Debt securities | Residential mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	0
Due after one year through five years, amortized cost	0
Due after five years through ten years, amortized cost	0
Due after ten years, amortized cost	32,120
Total	32,120
Due in one year or less, fair value	0
Due after one year through five years, fair value	0
Due after five years through ten years, fair value	0
Due after ten years, fair value	31,383
Total	31,383
Debt securities | Commercial mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	12,480
Due after one year through five years, amortized cost	545,950
Due after five years through ten years, amortized cost	241,794
Due after ten years, amortized cost	0
Total	800,224
Due in one year or less, fair value	12,485
Due after one year through five years, fair value	547,001
Due after five years through ten years, fair value	244,736
Due after ten years, fair value	0
Total	804,222
Debt securities | Japanese corporate bonds and other debt securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	270,114
Due after one year through five years, amortized cost	1,011,897
Due after five years through ten years, amortized cost	205,192
Due after ten years, amortized cost	329,806
Total	1,817,009
Due in one year or less, fair value	270,031
Due after one year through five years, fair value	1,009,579
Due after five years through ten years, fair value	203,358
Due after ten years, fair value	350,089
Total	1,833,057
Debt securities | Foreign corporate bonds and other debt securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	463,244
Due after one year through five years, amortized cost	240,076
Due after five years through ten years, amortized cost	92,781
Due after ten years, amortized cost	20,320
Total	816,421
Due in one year or less, fair value	463,311
Due after one year through five years, fair value	240,935
Due after five years through ten years, fair value	92,929
Due after ten years, fair value	20,746
Total	¥ 817,921